DEPOSITS	12 Months Ended
Dec. 31, 2013
DEPOSITS [Abstract]
DEPOSITS
NOTE 10 — DEPOSITS

Deposits are summarized as follows:

	At December 31,
	2013	2012
	(in thousands)
Deposit Type

Noninterest-bearing checking	$68,133	$52,433
Interest-bearing checking	114,184	76,370
Money market	180,215	153,827
Passbook savings	130,878	106,268
Total demand, transaction and passbook deposits	493,410	388,898
Certificates of deposit	190,492	171,417
	$683,902	$560,315

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $47.9 million and $50.7 million at December 31, 2013 and 2012, respectively.

At December 31, 2013, scheduled maturities of certificates of deposit by year are as follows:

Maturity year
2014	2015	2016	2017	2018	Thereafter	Total
(in thousands)
$129,723	$35,829	$11,901	$7,172	$5,737	$130	$190,492

Related party deposits are on substantially the same terms as are comparable transactions with unrelated persons. Related parties include certain executive officers, directors and their related interests. The aggregate dollar amount of these deposits was approximately $5.3 million and $5.0 million at December 31, 2013 and 2012, respectively.